Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated February 13, 2023 to the
Actively Managed Exchange-Traded Funds Prospectus (the “Prospectus”)
and Statement of Additional Information (the “SAI”) dated November 1, 2022, as supplemented from time to time
Disclosure Related to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund and
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (each, a “Fund”)
Prospectus
Effective April 14, 2023, the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
The Fund may invest, without limitation, in futures contracts, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.
Effective April 14, 2023, the “Principal Risks” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
Futures Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated February 13, 2023 to the
Actively Managed Exchange-Traded Funds Prospectus (the “Prospectus”)
and Statement of Additional Information (the “SAI”) dated November 1, 2022, as supplemented from time to time
Disclosure Related to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund and
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (each, a “Fund”)
Prospectus
Effective April 14, 2023, the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
The Fund may invest, without limitation, in futures contracts, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.
Effective April 14, 2023, the “Principal Risks” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
Futures Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement dated February 13, 2023 to the
Actively Managed Exchange-Traded Funds Prospectus (the “Prospectus”)
and Statement of Additional Information (the “SAI”) dated November 1, 2022, as supplemented from time to time
Disclosure Related to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund and
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (each, a “Fund”)
Prospectus
Effective April 14, 2023, the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
The Fund may invest, without limitation, in futures contracts, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.
Effective April 14, 2023, the “Principal Risks” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
Futures Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund